Consolidated Cash Flow Statement - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income / (loss)	€ 109,487	€ 90,861	€ 135,661
Income taxes	30,555	39,747	33,433
Depreciation, amortization and impairment of assets	259,923	235,950	194,952
Financial income	(41,509)	(26,028)	(37,282)
Financial expenses	50,471	51,995	68,121
Foreign exchange (gains)/losses	(9,000)	11,338	5,262
Accruals to the provision for obsolete inventory	2,472	25,745	31,850
Accruals/(Releases) for other provisions	8,445	8,180	(1,168)
Result from investments accounted for using the equity method	(524)	(1,061)	2,953
Other non-cash expenses, net	47,738	51,253	66,641
Change in inventories	(23,606)	(5,896)	(72,770)
Change in trade receivables	(3,048)	(12,572)	(51,022)
Change in trade payables including customer advances	24,166	(13,098)	11,670
Change in other operating assets and liabilities	(42,971)	(86,373)	(29,765)
Interest paid	(39,590)	(38,140)	(29,166)
Income taxes paid	(37,450)	(52,772)	(53,988)
Net cash flows from operating activities	335,559	279,129	275,382
Investing activities
Payments for property, plant and equipment	(80,504)	(100,104)	(57,034)
Payments for intangible assets	(22,392)	(25,425)	(20,843)
Payments related to right-of-use assets	(2,917)	0	0
Proceeds from disposals of non-current financial assets	289	334	2,345
Payments for purchases of non-current financial assets	(1,168)	(4,174)	(2,623)
Proceeds from the sale of investment	0	7,582	0
Proceeds from disposals of current financial assets and derivative instruments	16,306	41,421	270,317
Payments for acquisitions of current financial assets and derivative instruments	(15,135)	(26,341)	(36,956)
Business combinations, net of cash acquired	0	(19,307)	(117,686)
Acquisition of investments accounted for using the equity method	(4,394)	0	(15,734)
Net cash flows (used in)/from investing activities	(109,915)	(126,014)	21,786
Financing activities
Repayments of borrowings	(178,738)	(290,781)	(306,150)
Proceeds from borrowings	49,937	259,720	204,424
Payments of lease liabilities	(147,671)	(143,549)	(125,732)
Repayments of other non-current financial liabilities	(110)	0	0
Deferred payments for business combinations	(9,086)	0	0
Sales of shares held in treasury	107,216	0	3,654
Dividends to owners of the parent	(30,491)	(30,290)	(25,031)
Dividends paid to non-controlling interests	(6,832)	(6,132)	(6,068)
Contribution from non-controlling interests	721	0	0
Payments for acquisition of non-controlling interests	0	(23,502)	0
Proceeds from the exercise of warrants	0	0	4,409
Net cash flows used in financing activities	(215,054)	(234,534)	(250,494)
Effects of exchange rate changes on cash and cash equivalents	(9,599)	4,270	(4,716)
Net increase/(decrease) in cash and cash equivalents	991	(77,149)	41,958
Cash and cash equivalents at the beginning of the year	219,130	296,279	254,321
Cash and cash equivalents at the end of the year	€ 220,121	€ 219,130	€ 296,279